American Century Investments®
Quarterly Portfolio Holdings
American Century® Securitized Credit ETF (ASEC)
May 31, 2026

Securitized Credit ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 49.2%
U.S. Treasury Notes, 3.875%, 5/15/29 (Cost $9,852,522)	9,910,000	9,863,160
ASSET-BACKED SECURITIES — 22.5%
Aqua Finance Issuer Trust, Series 2026-A, Class B, 5.10%, 4/17/51(1)	200,000	198,375
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, SEQ, 5.17%, 9/17/31(1)	197,314	197,459
Capital Automotive REIT, Series 2026-1A, Class A2, 5.07%, 2/15/56(1)	99,688	96,136
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, SEQ, 6.00%, 5/20/55(1)	200,000	203,167
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class B, 6.22%, 12/15/32(1)	200,000	201,958
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1B, 5.60%, 6/25/60(1)	198,397	198,999
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	200,000	196,131
Ellington Financial Mortgage Trust, Series 2026-CES1, Class A1B, 5.12%, 12/25/60(1)	198,874	197,532
Global SC Finance VII SRL, Series 2020-2A, Class A, SEQ, 2.26%, 11/19/40(1)	147,992	142,188
Island Finance Trust, Series 2025-1A, Class A, SEQ, 6.54%, 3/19/35(1)	200,000	201,192
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.60%, 3/25/56(1)	200,000	200,314
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34%, 7/15/32(1)	200,000	199,559
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	200,000	201,606
NMEF Funding LLC, Series 2026-A, Class D, 5.22%, 2/15/34(1)	200,000	198,570
RCKT Mortgage Trust, Series 2025-CES1, Class A2, 5.91%, 1/25/45(1)	250,000	251,548
RCKT Trust, Series 2025-2A, Class C, 4.95%, 11/27/34(1)	200,000	199,322
Republic Finance Issuance Trust, Series 2025-A, Class C, 5.38%, 11/20/34(1)	100,000	99,675
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, SEQ, 5.15%, 2/27/34(1)	200,000	200,541
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	192,269	190,092
Service Experts Issuer LLC, Series 2021-1A, Class B, 3.28%, 2/2/32(1)	200,000	195,056
Shentel Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.64%, 12/20/55(1)	145,000	146,303
Spur Rail I LLC, Series 2026-1A, Class A, SEQ, 5.45%, 4/17/56(1)	200,000	200,120
Trackside Rail LLC, Series 2026-1A, Class B, 5.07%, 3/20/56(1)	200,000	196,707
Zayo Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.57%, 10/20/55(1)	200,000	197,476
TOTAL ASSET-BACKED SECURITIES (Cost $4,505,591)		4,510,026
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%
Private Sponsor Collateralized Mortgage Obligations — 17.3%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, 2/25/64(1)	199,838	201,408
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(1)	196,668	196,666
COLT Mortgage Loan Trust, Series 2025-11, Class A3, 5.41%, 11/25/70(1)	184,720	184,163
COLT Mortgage Loan Trust, Series 2026-1, Class A2, 4.96%, 2/25/71(1)	195,593	193,691
Cross Mortgage Trust, Series 2025-H2, Class A2, 5.46%, 3/25/70(1)	69,948	69,966
GS Mortgage-Backed Securities Trust, Series 2026-NQM4, Class A2, 5.66%, 6/25/66(1)	200,000	199,997
HOMES Trust, Series 2025-AFC2, Class A1B, 5.57%, 6/25/60(1)	156,587	157,051
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	198,628	198,540
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class A3, 6.10%, 1/25/70(1)	83,089	83,573
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM4, Class A2, 5.79%, 6/25/70(1)	162,212	162,718
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A3, 5.90%, 7/25/70(1)	200,383	201,221
OBX Trust, Series 2025-NQM19, Class A3, 5.28%, 10/25/65(1)	103,348	102,748
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A2, 5.75%, 1/25/65(1)	197,628	198,278
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A3, 6.04%, 2/25/65(1)	197,598	198,981
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	193,654	194,727
Verus Securitization Trust, Series 2024-5, Class A2, 6.45%, 6/25/69(1)	175,942	177,529
Verus Securitization Trust, Series 2024-6, Class A3, 6.15%, 7/25/69(1)	139,956	140,788
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	195,576	196,393

Verus Securitization Trust, Series 2025-2, Class A3, 5.66%, 3/25/70(1)	198,137	198,453
Verus Securitization Trust, Series 2026-R1, Class A2, 5.03%, 10/25/67(1)	207,796	205,142
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,459,276)		3,462,033
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.8%
Bank, Series 2019-BN16, Class AS, 4.27%, 2/15/52	200,000	194,675
BFLD Trust, Series 2025-FPM, Class B, VRN, 5.59%, 10/10/40(1)	200,000	201,084
BX Trust, Series 2025-ARIA, Class C, VRN, 5.52%, 12/13/42(1)	200,000	200,289
CGMS Commercial Mortgage Trust, Series 2017-B1, Class B, VRN, 3.96%, 8/15/50	200,000	195,141
COMM Mortgage Trust, Series 2025-SBX, Class A, SEQ, VRN, 5.26%, 8/10/41(1)	200,000	199,440
Morgan Stanley Capital I Trust, Series 2020-L4, Class AS, 2.88%, 2/15/53	200,000	182,902
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class B, VRN, 4.19%, 11/15/50	200,000	194,183
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, VRN, 5.83%, 3/15/38(1)	200,000	200,806
Willowbrook Mall, Series 2025-WBRK, Class C, VRN, 6.08%, 3/5/35(1)	190,000	191,293
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,758,988)		1,759,813
TOTAL INVESTMENT SECURITIES — 97.8% (Cost $19,576,377)		19,595,032
OTHER ASSETS AND LIABILITIES — 2.2%		434,119
TOTAL NET ASSETS — 100.0%		$20,029,151

NOTES TO SCHEDULE OF INVESTMENTS
SEQ	–	Sequential Payer
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,964,971, which represented 44.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.